RELATED PARTY TRANSACTIONS AND BALANCES - Amount due to stockholder, related parties and affiliates (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) item
RELATED PARTY TRANSACTIONS AND BALANCES
Total due to a stockholder	$ 17,360		$ 17,360		$ 18,886	$ 48,795
Loan payable to related party	114,425		114,425		9,897 [1]	182,281	[1]
Others	2,812		2,812		1,785	170,546
Total due to related parties and affiliates	117,237		117,237		11,682	352,827
Interest expense on related party transaction	0	$ 0	0	$ 0	0
Interest free loans from related parties					9,897	$ 78,708
Number of related parties | item						2
Operating lease right-of-use assets, net	174,262		174,262		109,621	$ 233,751
Operating lease liabilities	104,075		104,075		50,177	109,813
Discontinued operations
RELATED PARTY TRANSACTIONS AND BALANCES
Total due to a stockholder	17,360		17,360		18,886	48,795
Total due to related parties and affiliates						269,918
Interest free loans from related parties						103,574
Continuing operations
RELATED PARTY TRANSACTIONS AND BALANCES
Total due to related parties and affiliates					11,682	82,909
Operating lease right-of-use assets, net					446,372	475,408
Operating lease liabilities					246,516	161,818
Jun Wang
RELATED PARTY TRANSACTIONS AND BALANCES
Total due to a stockholder	$ 17,360		$ 17,360		$ 18,886	48,795
Related Party One
RELATED PARTY TRANSACTIONS AND BALANCES
Others						4,201
Four Other Related Parties | Continuing operations
RELATED PARTY TRANSACTIONS AND BALANCES
Others						$ 166,345

[1]	As of March 31, 2022 and March 31, 2021, the balances represented borrowings from a related party, of which, $9,897 and $78,708 are unsecured, interest free and due on demand, respectively, from the Company’s continuing operations. In addition, as of March 31, 2021, the balances of $103,574 represented borrowings from two related parties, which are unsecured, interest free and due on demand, respectively, from the Company’s discontinued operations.